ACQUISITION OF INNERVISION TELECOM S.A.S ("INNERVISION") (Narrative) (Details) - Innervision Sas [Member]	1 Months Ended
	Oct. 31, 2019 COP ($)	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2019 CAD ($)	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Percentage of ownership		100.00%	100.00%		90.00%
Ownership interest acquired during period	10.00%
Purchase price	$ 7,000,000			$ 2,685